NOTE 4 - NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Notes payable

Notes payable at June 30, 2016 consist of the following:
Unsecured note payable to a shareholder bearing 8% interest.
Entire balance of principal and unpaid interest due on demand	$124,230
Unsecured note payable to a shareholder bearing 10% interest
Entire balance of principal and unpaid interest due on demand	$649,049
Promissory notes	$700,000
Notes Payable - related party	$50,000
Total notes	$1,523,279
2016	$863,279
2017	$660,000
2018	$-0-
2019	$-0-
2020	$-0-
$1,523,279

Notes payable at December 31, 2015 consist of the following:

Unsecured note payable to a shareholder bearing 8% interest.
Entire balance of principal and unpaid interest due on demand	$124,230

Unsecured note payable to a shareholder bearing 10% interest
Entire balance of principal and unpaid interest due on demand	$649,049

Promissory notes	$410,000
Notes Payable - related party	$50,000
Total current	$1,233,279

2015	$1,233,279
2016	$-0-
2017	$-0-
2018	$-0-
2019	$-0-
$1,233,279